Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	ParaZero Technologies Ltd.
Trading Symbol	PRZO
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	10,073,956
Amendment Flag	false
Entity Central Index Key	0001916241
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41760
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	30 Dov Hoz
Entity Address, City or Town	Kiryat Ono
Entity Address, Postal Zip Code	5555626
Entity Address, Country	IL
Title of 12(b) Security	Ordinary Shares, par value NIS 0.02 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1197
Auditor Name	Brightman Almagor Zohar & Co
Auditor Location	Tel Aviv, Israel
Business Contract
Document Information Line Items
Entity Address, Address Line One	30 Dov Hoz
Entity Address, City or Town	Kiryat Ono
Entity Address, Postal Zip Code	55555626
Entity Address, Country	IL
Contact Personnel Name	Boaz Shetzer
City Area Code	+972
Local Phone Number	3-688-5252
Contact Personnel Email Address	contact@ParaZero.com